Summary of significant accounting policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of significant accounting policies
Basis of presentation

Basis of presentation

The condensed financial statements and accompanying notes have been prepared in accordance with GAAP and the requirements of the Securities and Exchange Commission (SEC) for interim reporting. As permitted under those rules, certain footnotes or other financial information that are normally required by GAAP can be condensed or omitted. These condensed financial statements have been prepared on the same basis as the annual financial statements included elsewhere in this prospectus.

In the Company’s opinion, the information furnished in these condensed financial statements reflects all adjustments, all of which are of a normal and recurring nature necessary for a fair presentation of the financial position and results of operations for the reported interim periods. The Company considers events or transactions that occur after the balance sheet date but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosure. The results of operations for interim periods are not necessarily indicative of results to be expected for the full year or any other interim period.

Basis of presentation The financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).
Use of Estimates

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and reported amounts of expenses during the reporting period. Such estimates include accruals of research and development expenses, accrued costs for services rendered in connection with third-party contractor clinical trial activities, preferred stock, common stock and stock option valuations and stock-based compensation. On an ongoing basis, the Company evaluates its estimates and judgments, which are based on historical and anticipated results and trends and on various other assumptions that management believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and reported amounts of expenses during the reporting period. Such estimates include accruals of research and development expenses, accrued costs for services rendered in connection with third-party contractor clinical trial activities, preferred stock, common stock and stock option valuations and stock-based compensation. On an ongoing basis, the Company evaluates its estimates and judgments, which are based on historical and anticipated results and trends and on various other assumptions that management believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. As of December 31, 2022 and 2021, cash and cash equivalents which are denominated in U.S. dollars, consisted of bank deposits including deposits in a money market fund. All cash and cash equivalents were unrestricted as to withdrawal or use.

Marketable securities

Marketable securities

The Company classifies its marketable debt securities as available-for-sale and records such assets at estimated fair value in the balance sheets. The Company adopted Accounting Standards Update (ASU) No. 2016-13, Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments on January 1, 2023. Marketable debt securities for which the estimated fair value is below amortized cost are evaluated for credit impairment. Credit impairment is recorded through the unaudited condensed statements of operations via an allowance for credit losses account, and any remaining unrealized gains and losses are reported as a component of other comprehensive income (loss) within the unaudited condensed statements of operations and comprehensive loss and as a separate component of stockholders’ equity (deficit). The Company classifies marketable securities with remaining maturities greater than three months but less than one year as short-term investments, and those with remaining maturities greater than one year are classified as long-term investments. For all marketable securities which the estimated fair value was below amortized cost as of December 31, 2022, the decline in fair value was not driven by credit impairment.

The Company had no short-term investments in marketable securities as of September 30, 2023.

Marketable securities

The Company classifies its marketable securities as available-for-sale and records such assets at estimated fair value in the balance sheets, with unrealized gains and losses that are determined to be temporary, if any, reported as a component of other comprehensive income (loss) within the statements of operations and comprehensive loss and as a separate component of stockholders’ deficit. The Company classifies marketable securities with remaining maturities greater than three months but less than one year as short-term investments, and those with remaining maturities greater than one year are classified as long-term investments. Investments are regularly reviewed for other-than-temporary declines in fair value. The review includes the consideration of the cause of the impairment, including the creditworthiness of the security issuers, the number of investments in an unrealized loss position, the severity and duration of the unrealized losses and whether it is more likely than not that the Company will be required to sell the investments before the recovery of their amortized cost basis. A decline in the fair value of any security below cost that is deemed other than temporary results in a charge to earnings and the establishment of a new cost basis for the security. The Company invests its excess cash balances primarily in corporate debt securities with strong credit ratings. Realized gains and losses are calculated on the specific identification method and recorded as interest income and were immaterial for all periods presented. As of December 31, 2022, the Company’s short-term marketable securities were invested with Silicon Valley Bank (SVB), and custodied at U.S. bank.

Concentration of credit risk	Concentration of credit risk Financial instruments that potentially subject the Company to concentration of credit risk consist of cash, cash equivalents and marketable securities.	Concentration of credit risk Financial instruments that potentially subject the Company to concentration of credit risk consist of cash, cash equivalents and marketable securities.
Deferred financing costs

Deferred financing costs

Deferred financing costs, consisting of legal, accounting and other fees and costs relating to the Company’s IPO are capitalized and recorded in the accrued expenses and other current liabilities in the condensed balance sheets. Upon closing of the IPO in July 2023, all deferred offering costs were reclassified to additional paid-in-capital in the condensed statements of operations and comprehensive loss, representing a reduction in IPO proceeds.

On March 21, 2022, the Company withdrew its prior Registration Statement on Form S-1 initially filed with the SEC on April 16, 2021. Concurrently, all of the deferred financing costs of $1.4 million capitalized as of December 31, 2021 were expensed within operating expenses in the unaudited condensed statement of operations and comprehensive loss for the nine months ended September 30, 2022.

Deferred financing costs

Deferred financing costs, consisting of legal, accounting and other fees and costs relating to the Company’s planned IPO are capitalized and recorded on the balance sheets. The deferred financing costs will be offset against the proceeds received upon the closing of the planned IPO. In the event that the Company’s plans for an IPO are terminated, all of the deferred financing costs will be written off within operating expenses in the Company’s statements of operations and comprehensive loss. As of December 31, 2021, there were $1.4 million of deferred financing costs capitalized related to the Company’s previous IPO plans in 2021. On March 21, 2022, the Company withdrew its Registration Statement on Form S-1 initially filed with the SEC on April 6, 2021. Concurrently, all of the deferred financing costs of $1.4 million capitalized as of December 31, 2021 were expensed within operating expenses in the statement of operations and comprehensive loss for the year ended December 31, 2022. As of December 31, 2022, there were no deferred financing costs capitalized.

Impairment of long-lived assets

Impairment of long-lived assets

The Company evaluates the carrying amount of its long-lived assets whenever events or changes in circumstances indicate that the assets may not be recoverable. An impairment loss is recognized when estimated future cash flows expected to result from the use of the asset and its eventual disposition are less than the carrying amount of the asset. To date, there have been no such impairment losses.

Leases

Leases

The Company determines if an arrangement is or contains a lease and the classification of that lease at inception of a contract. Specifically, the Company considers whether it controls the underlying asset and has the right to obtain substantially all the economic benefits or outputs from the asset. The Company enters into lease agreements for its office facility and accounts for its lease obligations under Accounting Standards Update (ASU) No. 2016-02, Leases (Topic 842) The Company’s operating lease asset is included in “operating lease right-of-use assets” (ROU assets), and the current and non-current portions of the operating lease liability are included in “operating lease liabilities”, and “operating lease liabilities, less current portion”, respectively, on the balance sheets. As of December 31, 2022 and 2021, the Company had no finance leases.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at the lease commencement date. Operating lease ROU assets are based on the corresponding lease liability adjusted for (i) payments made at or before the commencement date, (ii) initial direct costs incurred, and (iii) tenant incentives under the lease. The Company does not account for renewals or early terminations unless it is reasonably certain to exercise these options at commencement. Operating lease expense is recognized on a straight-line basis over the lease term. The Company accounts for lease and non-lease components as a single lease component for operating leases. The Company does not record leases with terms of twelve months or less on the balance sheets.

As the implicit rate for the operating lease was not determinable, the Company used an incremental borrowing rate based on the information available at the lease commencement date in determining the present value of future payments. The Company’s incremental borrowing rate was estimated to approximate the interest rate on a collateralized basis with similar terms and payments, in an economic environment where the leased asset is located. The Company determined the incremental borrowing rate by considering various factors, such as its credit rating, interest rates of similar debt instruments of entities with comparable credit rating, the lease term and the currency in which the lease was denominated.

Accrued research and development expense

Accrued research and development expense

Research and development costs are charged to expense as incurred. Research and development expenses include certain payroll and personnel expenses, consulting costs, external contract research and development expenses, and allocated overhead, including rent, equipment depreciation and utilities. Advance payments for goods or services for future research and development activities are deferred and expensed as the goods are delivered or the related services are performed.

The Company estimates preclinical study and clinical trial expenses based on the services performed pursuant to contracts with research institutions and clinical research organizations that conduct and manage preclinical studies and clinical trials on the Company’s behalf. In accruing service fees, the Company estimates the time period over which services will be performed and the level of effort to be expended in each period. These estimates are based on communications with the third-party service providers and the Company’s estimates of accrued expenses and on information available at each balance sheet date. If the actual timing of the performance of services or the level of effort varies from the estimate, the Company will adjust the accrual accordingly.

Revenue recognition

Revenue recognition

The Company enters into collaboration and licensing arrangements that generally contain multiple elements or deliverables, which may include (i) licenses to the Company’s technology, (ii) research and development activities performed for the collaboration partner, (iii) participation on joint steering committees (JSCs), and (iv) the manufacturing of clinical or preclinical material. Payments pursuant to these arrangements include milestone payments upon achieving significant development events, research and development reimbursements, sales milestones, and royalties on future drug sales. Variable consideration is constrained until it is probable that the revenue is not at a significant risk of reversal in a future period.

In determining the appropriate amount of revenue to be recognized for the components of the arrangements that are within the scope of Accounting Standards Codification, Topic 606, Revenue from Contracts with Customers (ASC 606), the Company performs the following steps: (i) identification of the promised goods or services in the contract within the scope of ASC 606; (ii) determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. As part of the accounting for these arrangements, the Company must use significant judgment to determine: a) the number of performance obligations based on the determination under step (ii) above; b) the transaction price under step (iii) above; c) the stand-alone selling price for each performance obligation identified in the contract for the allocation of transaction price in step (iv) above; and d) the measure of progress in step (v) above. The Company uses judgment to determine whether milestones or other variable consideration, except for royalties, should be included in the transaction price as described further below.

At the inception of each arrangement that includes milestone payments, the Company evaluates whether the milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Company or the licensee, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. At the end of each subsequent reporting period, the Company reevaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenues and earnings in the period of adjustment.

For arrangements that include sales-based royalties or milestone payments, for which the license is deemed to be the predominant item, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

In January 2022, Ascletis BioScience Co. Ltd. (Ascletis) initiated dosing of a Phase 3 trial for recurrent glioblastoma multiforme (GBM), potentially triggering a $2.0 million development milestone payment, net of applicable taxes, under the license agreement. The parties were in discussions regarding the form and amount of consideration related to this milestone until July 2023, at which time the Company concluded that the risk of reversal was no longer present, resulting in revenue recognition of $2.0 million. In August 2023, the Company received a $1.7 million milestone payment recorded as license revenue in the condensed statements of operations and comprehensive loss (representing the $2.0 million development milestone payment, net of applicable taxes) from Ascletis.

Revenue recognition

The Company enters into collaboration and licensing arrangements that generally contain multiple elements or deliverables, which may include (1) licenses to the Company’s technology, (2) research and development activities performed for the collaboration partner, (3) participation on joint steering committees (JSCs), and (4) the manufacturing of clinical or preclinical material. Payments pursuant to these arrangements include milestone payments upon achieving significant development events, research and development reimbursements, sales milestones, and royalties on future drug sales. Variable consideration is constrained until it is probable that the revenue is not at a significant risk of reversal in a future period.

In determining the appropriate amount of revenue to be recognized for the components of the arrangements that are within the scope of Accounting Standards Codification, Topic 606, Revenue from Contracts with Customers (ASC 606), the Company performs the following steps: (i) identification of the promised goods or services in the contract within the scope of ASC 606; (ii) determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. As part of the accounting for these arrangements, the Company must use significant judgment to determine: a) the number of performance obligations based on the determination under step (ii) above; b) the transaction price under step (iii) above; c) the stand-alone selling price for each performance obligation identified in the contract for the allocation of transaction price in step (iv) above; and d) the measure of progress in step (v) above. The Company uses judgment to determine whether milestones or other variable consideration, except for royalties, should be included in the transaction price as described further below.

At the inception of each arrangement that includes milestone payments, the Company evaluates whether the milestones are considered probable of being achieved and estimates the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated milestone value is included in the transaction price. Milestone payments that are not within the control of the Company or the licensee, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. At the end of each subsequent reporting period, the Company reevaluates the probability of achievement of all milestones subject to constraint and, if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis, which would affect revenues and earnings in the period of adjustment.

For arrangements that include sales-based royalties or milestone payments, for which the license is deemed to be the predominant item, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

In January 2022, Ascletis initiated dosing of a Phase 3 trial for recurrent GBM, potentially triggering a $2.0 million development milestone payment under the license agreement. Due to the uncertainty around the achievement of the milestone and ongoing discussions with Ascletis around the consideration for the milestone, the Company concluded it was probable that a significant reversal of the revenue related to the milestone would occur, and therefore, no revenue was recognized.

Segment information

Segment information

The Company operates and manages its business as a single operating segment for the purposes of assessing performance and making operating decisions. The Company’s current focus is on developing and commercializing therapeutics for the treatment of non-alcoholic steatohepatitis (NASH) and other diseases where FASN plays a pathogenic role. The Company has one operating segment and therefore one reportable segment. The determination of reportable segments is based on the chief operating decision maker’s (CODM) use of financial information provided for the purpose of assessing performance and making operating decisions. The Company’s CODM is its chief executive officer. The CODM evaluates the Company’s financial information and assesses the performance of the Company based on the single operating segment. The Company assesses its determination of operating segments at least annually and continues to evaluate the internal reporting structure and potential impacts of any changes to its segment reporting.

Common stock valuation

Common stock valuation

Due to the absence of an active market for the Company’s common stock, the Company utilized methodologies in accordance with the framework of the American Institute of Certified Public Accountants Technical Practice Aid (Valuation of Privately Held Company Equity Securities Issued as Compensation) to estimate the fair value of its common stock. In determining the exercise prices for options granted, the Company has considered the estimated fair value of the common stock as of the measurement date. The estimated fair value of the common stock has been determined at each grant date based upon a variety of factors, including the illiquid nature of the common stock, arm’s-length sales of the Company’s capital stock (including redeemable convertible preferred stock), the effect of the rights and preferences of the redeemable convertible preferred stockholders, and the prospects of a liquidity event. Among other factors are the Company’s financial position and historical financial performance, the status of technological developments within the Company’s research, the composition and ability of the current research and management team, an evaluation or benchmark of the Company’s competition, and the current business climate in the marketplace. Significant changes to the key assumptions underlying the factors used could result in different fair values of common stock at each valuation date.

Redeemable convertible preferred stock

Redeemable convertible preferred stock

The Company records redeemable convertible preferred stock at fair value on the dates of issuance, net of issuance costs. The redeemable convertible preferred stock is recorded outside of stockholders’ deficit because the shares contain liquidation features that are not solely within the Company’s control. The Company has not adjusted the carrying values of the redeemable convertible preferred stock to the liquidation preferences of such shares because it is uncertain whether or when an event would occur that would obligate the Company to pay the liquidation preferences to holders of shares of redeemable convertible preferred stock. Subsequent adjustments to the carrying values to the liquidation preferences will be made only when it becomes probable that such a liquidation event will occur.

Redeemable convertible preferred stock tranche liability

Redeemable convertible preferred stock tranche liability

The Company determined the right of the investors to purchase shares of Series F redeemable convertible preferred stock at a future date met the definition of a freestanding instrument and was recognized as a liability at fair value upon the December 2020 issuance of Series F redeemable convertible preferred stock (Redeemable Convertible Preferred Stock Tranche Liability). The liability was subject to remeasurement at each balance sheet date, with changes in fair value recognized in other income (expense) in the statements of operations and comprehensive loss. Upon closing of the Series F redeemable convertible preferred stock financing in February 2021, the Redeemable Convertible Preferred Stock Tranche Liability was extinguished, and the marked-to-market fair value of the liability was included in the carrying value of redeemable convertible preferred stock issued.

Common stock warrants

Common stock warrants

From time to time, the Company has issued warrants to investors and creditors together with the Company’s debt and equity financings. The Company accounts for warrants in accordance with the guidance contained in Financial Accounting Standards Board (FASB) ASC 815, Derivatives and Hedging.

Under ASC 815-40, warrants that meet the criteria for equity treatment are recorded in stockholders’ deficit. The warrants are subject to re-evaluation of the proper classification and accounting treatment at each reporting period. If the warrants no longer meet the criteria for equity treatment, they will be recorded as a liability and remeasured each period with changes recorded in the statement of operations and comprehensive loss. When issued in connection with debt, the allocated value related to the warrants is generally recorded as additional interest cost on the related debt. When issued with redeemable convertible preferred stock, the allocated value related to the warrants is recorded as additional issuance costs of the redeemable convertible preferred stock. The Company values warrants using an option pricing model.

Stock-based compensation expense

Stock-based compensation expense

The Company accounts for all stock-based payment awards granted to employees and non-employees as stock-based compensation expense at fair value. The Company’s stock-based payments include stock options and grants of common stock, including common stock subject to vesting. The measurement date for employee awards is the date of grant, and stock-based compensation costs are recognized as expense over the employees’ requisite service period, which is the vesting period, on a straight-

line basis. Stock-based compensation costs for non-employees are recognized as expense over the vesting period on a straight-line basis. Stock-based compensation expense is classified in the accompanying statements of operations and comprehensive loss based on the function to which the related services are provided. The Company recognizes stock-based compensation expense for the portion of awards that have vested. Forfeitures are recorded as they occur.

The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The Company has historically been a private company and lacks company-specific historical and implied volatility information. Therefore, it estimates its expected stock volatility based on the historical volatility of a publicly traded set of peer companies and expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends on common stock and does not expect to pay any cash dividends in the foreseeable future.

For awards with service-based vesting conditions only, the Company recognizes share-based compensation expense on a straight-line basis over the requisite service or vesting period. For awards with service- and performance-based vesting conditions, the Company recognizes stock-based compensation expense using the graded vesting method over the requisite service period beginning in the period in which the awards are deemed probable to vest, to the extent such awards are probable to vest. The Company recognizes the cumulative effect of changes in the probability outcomes in the period in which the changes occur.

Income taxes

Income taxes

The Company accounts for income taxes using the asset and liability method. The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates. In evaluating the ability to recover its deferred income tax assets, the Company considers all available positive and negative evidence, including its operating results, ongoing tax planning and forecasts of future taxable income on a jurisdiction-by-jurisdiction basis. In the event the Company determines that it would be able to realize its deferred income tax assets in the future in excess of their net recorded amount, it would make an adjustment to the valuation allowance that would reduce the provision for income taxes. Conversely, in the event that all or part of the net deferred tax assets are determined not to be realizable in the future, an adjustment to the valuation allowance would be charged to earnings in the period when such determination is made. As of December 31, 2022 and 2021, the Company has recorded a full valuation allowance on its deferred tax assets.

Tax benefits related to uncertain tax positions are recognized when it is more likely than not that a tax position will be sustained during an audit. Interest and penalties related to unrecognized tax benefits are included within the provision for income tax.

Comprehensive loss		Comprehensive loss Comprehensive loss includes all changes in stockholders’ deficit during a period from non-owner sources. The cumulative amount of these changes is reported on the balance sheets.
Net loss per share attributable to common stockholders

Net loss per share attributable to common stockholders

Basic net loss per common share attributable to common stockholders is calculated by dividing the net loss by the weighted-average number of common shares outstanding during the period, without consideration of potentially dilutive securities. Diluted net loss per share attributable to common stockholders is computed by dividing the net loss by the weighted-average number of common shares and potentially dilutive securities outstanding for the period. For purposes of the diluted net loss per share attributable to common stockholders calculation, the redeemable convertible preferred stock, common stock options and common and redeemable convertible preferred stock warrants are considered to be potentially dilutive securities. Basic and diluted net loss per share attributable to common stockholders is presented inconformity with the two-class method required for participating securities as the redeemable convertible preferred stock is considered a participating security. The Company’s participating securities do not have a contractual obligation to share in the Company’s losses. As such, the net loss was attributed entirely to common stockholders. As the Company has reported a net loss for the period presented, diluted net loss per share attributable to common stockholders is the same as basic net loss per share attributable to common stockholders for this period.

Emerging growth company status

Emerging growth company status

The Company is an emerging growth company (EGC) as defined in the Jumpstart Our Business Startups Acts of 2012, as amended (the JOBS Act), and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. The Company may take advantage of these exemptions until it is no longer an EGC under Section 107 of the JOBS Act and has elected to use the extended transition period for complying with new or revised accounting standards. As a result of this election, the Company’s financial statements may not be comparable to companies that comply with public company Financial Accounting Standards Board (FASB) standards’ effective dates.

Emerging growth company status

The Company is an emerging growth company (EGC) as defined in the Jumpstart Our Business Startups Acts of 2012, as amended (the JOBS Act), and may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not EGCs. The Company may take advantage of these exemptions until it is no longer an EGC under Section 107 of the JOBS Act and has elected to use the extended transition period for complying with new or revised accounting standards. As a result of this election, the Company’s financial statements may not be comparable to companies that comply with public company FASB standards’ effective dates.

New accounting pronouncements not yet adopted

Recently adopted accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for the Company for the annual periods beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. The Company adopted ASU 2016-13 on January 1, 2023, using the modified retrospective approach, and no cumulative effect adjustment to accumulated deficit was needed as of the adoption date.

New accounting pronouncements not yet adopted

In August 2020, the FASB issued ASU No. 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40); Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which address issues identified as a result of the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. This amendment is effective for fiscal years beginning after December 15, 2023. The Company is currently evaluating the potential impact on its financial statements.

New accounting pronouncements not yet adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses of Financial Instruments, which, together with subsequent amendments, amends the requirement on the measurement and recognition of expected credit losses for financial assets held. ASU 2016-13 is effective for the Company for the annual periods beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. The Company has determined that there will be no material impact on the Company’s financial statements upon the adoption of this ASU in 2023.

In August 2020, the FASB issued ASU No. 2020-06, Debt-Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40); Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which address issues identified as a result of the complexity associated with applying GAAP for certain financial instruments with characteristics of liabilities and equity. This amendment is effective for fiscal years beginning after December 15, 2023. The Company is currently evaluating the potential impact on its financial statements.